LOANS TO THIRD PARTIES-SHORT TERM - Additional Information (Details) - Working fund to third party companies	Dec. 31, 2025
Minimum
LOANS TO THIRD PARTIES-SHORT TERM
Interest rate (as a percent)	6.00%
Maximum
LOANS TO THIRD PARTIES-SHORT TERM
Interest rate (as a percent)	12.00%